property, plant and equipment	6 Months Ended
Jun. 30, 2021
property, plant and equipment
property, plant and equipment

17    property, plant and equipment

		Owned assets						Right-of-use lease assets (Note 19)
			Buildings and	Computer
		Network	leasehold	hardware		Assets under		Network	Real
(millions)	Note	assets	improvements	and other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
As at January 1, 2021		$32,972	$3,428	$1,403	$54	$640	$38,497	$499	$1,506	$82	$2,087	$40,584
Additions		423	19	34	3	743	1,222	—	100	13	113	1,335
Additions arising from business acquisitions	18(b )	—	1	4	—	—	5	—	1	—	1	6
Dispositions, retirements and other		(307)	(10)	(41)	—	—	(358)	3	(14)	(9)	(20)	(378)
Assets under construction put into service		475	36	48	11	(570)	—	—	—	—	—	—
Net foreign exchange differences		(4)	(5)	(10)	—	(1)	(20)	—	(12)	—	(12)	(32)
As at June 30, 2021		$33,559	$3,469	$1,438	$68	$812	$39,346	$502	$1,581	$86	$2,169	$41,515
ACCUMULATED DEPRECIATION
As at January 1, 2021		$22,120	$2,109	$889	$—	$—	$25,118	$43	$382	$27	$452	$25,570
Depreciation [1]		762	67	81	—	—	910	37	96	8	141	1,051
Dispositions, retirements and other		(308)	(7)	(79)	—	—	(394)	1	(5)	(4)	(8)	(402)
Net foreign exchange differences		(4)	(2)	(6)	—	—	(12)	—	(6)	—	(6)	(18)
As at June 30, 2021		$22,570	$2,167	$885	$—	$—	$25,622	$81	$467	$31	$579	$26,201
NET BOOK VALUE
As at December 31, 2020		$10,852	$1,319	$514	$54	$640	$13,379	$456	$1,124	$55	$1,635	$15,014
As at June 30, 2021		$10,989	$1,302	$553	$68	$812	$13,724	$421	$1,114	$55	$1,590	$15,314

1	For the six- month period ended June 30, 2021, depreciation includes $10 in respect of impairment of real estate right-of-use lease assets.

As at June 30, 2021, our contractual commitments for the acquisition of property, plant and equipment totalled $553 million over a period ending December 31, 2023 (December 31, 2020 – $235 million over a period ending December 31, 2022).